Cover	Mar. 16, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity File Number	1-35335
Entity Registrant Name	Groupon, Inc.
Entity Tax Identification Number	27-0903295
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	60654
Entity Address, Address Line One	600 W Chicago Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Chicago
City Area Code	(312)
Local Phone Number	334-1579
Entity Address, State or Province	IL
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001490281
Amendment Flag	false